Basis of Financial Statements (Tables)	6 Months Ended
Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Changes in Accounting Principles for Dun and Bradstreet
The elimination of the three-month reporting lag for our equity investment in Dun & Bradstreet resulted in the adjustments as of and for the periods indicated below (in millions, except per share amounts).

	Three Months Ended			Six Months Ended
	June 30, 2019			June 30, 2019
	As Reported	As Adjusted	Difference	As Reported	As Adjusted	Difference
	(in millions, except per share amounts)
Condensed Consolidated Statements of Operations
Income tax expense (benefit)	$8.5	$5.9	$(2.6)	$3.7	$(1.3)	$(5.0)
Equity in losses of unconsolidated affiliates	(22.4)	(21.1)	1.3	(19.5)	(42.5)	(23.0)
Net earnings (loss)	15.0	18.9	3.9	17.0	(1.0)	(18.0)
Net earnings attributable to Cannae Holdings	$19.5	$23.4	$3.9	$24.6	$6.6	$(18.0)
Per Share Data:
Basic
Basic earnings per share attributable to Cannae Holdings common shareholders	$0.27	$0.33	$0.06	$0.34	$0.09	$(0.25)
Diluted
Diluted earnings per share attributable to Cannae Holdings common shareholders	$0.27	$0.33	$0.06	$0.34	$0.09	$(0.25)
Condensed Consolidated Statements of Comprehensive Earnings
Net earnings (loss)	$15.0	$18.9	$3.9	$17.0	$(1.0)	$(18.0)
Unrealized gain relating to investments in unconsolidated affiliates	5.3	2.3	(3.0)	11.5	8.2	(3.3)
Comprehensive earnings attributable to Cannae Holdings, Inc.	$29.0	$29.9	$0.9	$40.7	$19.4	$(21.3)

	As of
	June 30, 2019
	As Reported	As Adjusted	Difference
	(in millions, except per share amounts)
Condensed Consolidated Balance Sheet
Investments in unconsolidated affiliates	$913.3	$887.2	$(26.1)
Deferred tax asset	9.4	15.3	5.9
Retained earnings	90.9	72.9	(18.0)
Additional paid-in capital	1,150.9	1,152.0	1.1
Accumulated other comprehensive loss	(56.1)	(59.4)	(3.3)